Condensed Interim Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Current assets
Cash and cash equivalents	$ 2,513,249	$ 3,568,661	$ 61,973
Accounts receivable	113,664	100,032	78,692
Prepaid expenses	303,992	376,925	102,714
Total current assets	2,930,905	4,045,618	243,379
Non-current assets
Equipment (note 3)	431,459	435,727	207,810
Right-of-use asset (note 4)	78,948	158,731	212,755
Long term deposit (note 5)	2,068,939	2,068,939	68,939
Mining interests (note 5)	1	1	1
Total assets	5,510,252	6,709,016	732,884
Current liabilities
Accounts payable (notes 5 and 14)	2,998,819	2,392,761	4,389,964
Accrued liabilities (notes 5 and 13)	11,671,925	10,560,884	7,216,114
DSU liability (note 11)	679,161	1,110,125	549,664
Interest payable (notes 7 and 8)			403,933
Convertible loan payable (note 7)			1,600,000
Promissory notes payable (note 7)	2,508,219		836,592
Current portion of lease liability (note 8)	91,535	114,783	102,027
Total current liabilities	17,949,659	14,178,553	15,098,294
Non-current liabilities
Lease liability (note 8)		61,824	112,712
Derivative warrant liability (notes 7 and 9)	5,646,660	24,006,236	18,763,797
Total liabilities	23,596,319	38,246,613	33,974,803
Shareholders’ Deficiency
Preferred shares, $0.000001 par value, 10,000,000 preferred shares authorized; Nil preferred shares issued and outstanding (note 9)
Common shares, $0.000001 par value, 750,000,000 common shares authorized; 164,435,442 and 143,117,068 common shares issued and outstanding, respectively (note 9)	164	143	79
Additional paid-in-capital (note 9)	38,159,147	34,551,133	30,133,058
Shares to be issued			549,363
Deficit accumulated during the exploration stage	(56,245,378)	(66,088,873)	(63,924,419)
Total shareholders’ deficiency	(18,086,067)	(31,537,597)	(33,241,919)
Total shareholders’ deficiency and liabilities	$ 5,510,252	$ 6,709,016	$ 732,884